UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Brevan Howard Asset Management LLP
Address:          2nd Floor
                  Almack House
                  28 King Street
                  London SW1Y 6XA
                  United Kingdom

Form 13F File Number: (To be determined after filing)
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James Vernon
Title:            Managing Member of Brevan Howard Asset Management LLP
Phone:            0207 0222 6200

Signature, Place and Date of Signing:


      /s/ James Vernon           London, United Kingdom      October 17, 2007
-----------------------------   ------------------------   --------------------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                           Quarter Ended June 30, 2007

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------------

Form 13F Information Table Entry Total:                  90
                                            ----------------------------------

Form 13F Information Table Value Total:             $671,397
                                            ----------------------------------
                                                  (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                             BREVAN HOWARED ASSET MANAGEMENT LLP
                                                            FORM 13F
                                                  QUARTER ENDED JUNE 30, 2007

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                                                                                                                VOTING AUTHORITY
                             TITLE OF                   VALUE       SHRS OR  SH/  PUT/  INVESTMENT    OTHER     ----------------
NAME OF ISSUER                CLASS           CUSIP   (X$1,000)     PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC          COM           017361106  $   999        19,300  SH           Sole              19,300
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                     COM           031162100  $ 2,765        50,000  SH           Sole              50,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC             COM           038222105  $ 2,981       150,000  SH           Sole             150,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
                              2.000%
ARMOR HOLDINGS INC            11/0          042260AC3  $17,865    10,000,000  SH           Sole          10,000,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
                              4.625%
ARVINMERITOR INC              3/0           043353AF8  $22,974    18,000,000  SH           Sole          18,000,000
------------------------------------------------------------------------------------------------------------------------------------
ASML HLDG NV                  N Y SHS       N07059111  $ 3,397       110,000  SH           Sole             110,000
------------------------------------------------------------------------------------------------------------------------------------
AUTONATION INC                COM           05329W102  $   999        44,500  SH           Sole              44,500
------------------------------------------------------------------------------------------------------------------------------------
AUTOZONE INC                  COM           053332102  $   997         7,300  SH           Sole               7,300
------------------------------------------------------------------------------------------------------------------------------------
BAUSCH & LOMB INC             COM           071707103  $ 1,000        14,400  SH           Sole              14,400
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATH INC DEL        CL A          084670108  $14,232           130  SH           Sole                 130
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
                              3.875%
BRANDYWINE OPER PA            10/1          105340AH8  $10,594    11,000,000  SH           Sole          11,000,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPON ADR
BRASIL TELECOM PARI           PFD           105530109  $ 1,814        30,000  SH           Sole              30,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
                              4.125%
BRE PPTYS INC                 8/1           05564EBH8  $23,670    22,500,000  SH           Sole          22,500,000
------------------------------------------------------------------------------------------------------------------------------------
BRUNSWICK CORP                COM           117043109  $   959        29,400  SH           Sole              29,400
------------------------------------------------------------------------------------------------------------------------------------
CAESERS ENTMT INC             FRNT 4/1      127687AB7  $ 6,705     5,000,000  SH           Sole           5,000,000
------------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GP INC       CL A          12497T101  $   960        26,300  SH           Sole              26,300
------------------------------------------------------------------------------------------------------------------------------------
CBOT HLDGS INC                CL A          14984K106  $26,724       129,352  SH           Sole             129,352
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP        COM           165167107  $10,380       300,000  SH           Sole             300,000
------------------------------------------------------------------------------------------------------------------------------------
CHINA MOBILE LTD              SPON ADR      16941M109  $ 3,773        70,000  SH           Sole              70,000
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                    COM NEW       171779309  $ 1,012        28,000  SH           Sole              28,000
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORE INC        COM           172737108  $   905        60,000  SH           Sole              60,000
------------------------------------------------------------------------------------------------------------------------------------
COGENT COMM GROUP INC         COM NEW       19239V302  $ 2,121        71,000  SH           Sole              71,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE SANEAM BASI      SPON ADR      20441A102  $ 2,204        50,000  SH           Sole              50,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANIA DE TELECOM CHI       SPON ADR NEW  204449300  $ 1,427       150,000  SH           Sole             150,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                COM           20825C104  $ 6,555        83,500  SH           Sole              83,500
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC             COM           20854P109  $   968        21,000  SH           Sole              21,000
------------------------------------------------------------------------------------------------------------------------------------
DEERE & CO                    COM           244199105  $ 1,932        16,000  SH           Sole              16,000
------------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILL IN     COM           25271C102  $10,156       100,000  SH           Sole             100,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPON
EMBOTELLADORA ANDINA S A      ADR B         29081P303  $ 1,025        50,000  SH           Sole              50,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
                              1.750%
E M C CORP MASS               12/0          268648AM4  $19,068    15,000,000  SH           Sole          15,000,000
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO               COM           291011104  $ 2,340        50,000  SH           Sole              50,000
------------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                   COM           292505104  $ 4,916        80,000  SH           Sole              80,000
------------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                   COM           292764107  $ 1,716        45,000  SH           Sole              45,000
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                COM           26874Q100  $ 3,051        50,000  SH           Sole              50,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
                              1.500%
FAIR ISAAC CORP               8/1           303250AD6  $10,519    10,000,000  SH           Sole          10,000,000
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFO SV         COM           31620M106  $   999        18,400  SH           Sole              18,400
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
                              4.250%
FORD MTR CO DEL               12/1          345370CF5  $31,764    25,000,000  SH           Sole            2500,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO  COM           35671D857  $16,150       195,000  SH           Sole             195,000
------------------------------------------------------------------------------------------------------------------------------------
FRESH DEL MONTE PROD INC      ORD           G36738105  $ 3,758       150,000  SH           Sole             150,000
------------------------------------------------------------------------------------------------------------------------------------
                              DEB SR
GENERAL MTRS CORP             CV C 33       370442717  $13,771    13,750,000  SH           Sole          13,750,000
------------------------------------------------------------------------------------------------------------------------------------
GOLD FIELDS LTD NEW           SPON ADR      38059T106  $ 1,413        90,000  SH           Sole              90,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COM           38141G104  $ 5,029        23,200  SH           Sole              23,200
------------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO       COM           382550101  $   973        28,000  SH           Sole              28,000
------------------------------------------------------------------------------------------------------------------------------------
GREAT ATL & PAC TEA INC       COM           390064103  $ 5,870       175,000  SH           Sole             175,000
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC            COM           438516106  $ 2,814        50,000  SH           Sole              50,000
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                    COM           458140100  $15,550       655,000  SH           Sole             655,000
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE BROKERS GP IN     COM           45841N107  $ 1,655        61,000  SH           Sole              61,000
------------------------------------------------------------------------------------------------------------------------------------
INTL BUSINESS MACHS           COM           459200101  $14,799       140,610  SH           Sole             140,610
------------------------------------------------------------------------------------------------------------------------------------
                              MSCI
ISHARES INC                   BRAZIL        464286400  $ 7,585       123,500  SH           Sole             123,500
------------------------------------------------------------------------------------------------------------------------------------
                              FTSE
                              XNHUA
ISHARES TR                    IDX           464287184  $48,963       380,000  SH           Sole             380,000
------------------------------------------------------------------------------------------------------------------------------------
JANUS CAP GROUP INC           COM           47102X105  $ 1,016        36,500  SH           Sole              36,500
------------------------------------------------------------------------------------------------------------------------------------
KB HOME                       COM           48666K109  $   906        23,000  SH           Sole              23,000
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP               COM           482480100  $ 2,967        54,000  SH           Sole              54,000
------------------------------------------------------------------------------------------------------------------------------------
                              DEB
                              0.750%
LIBERTY MEDIA CORP NEW        3/3           530718AF2  $24,783    20,000,000  SH           Sole          20,000,000
------------------------------------------------------------------------------------------------------------------------------------
MASISA S A NEW                SPON ADR      574800108  $   698        50,000  SH           Sole              50,000
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC         COM           552715104  $ 3,117        51,000  SH           Sole              51,000
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC       SPON ADR      607409109  $ 1,817        30,000  SH           Sole              30,000
------------------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW                  COM           62886E108  $   470        18,800  SH           Sole              18,800
------------------------------------------------------------------------------------------------------------------------------------
NOBLE CORP                    SHS           G65422100  $ 5,607       115,000  SH           Sole             115,000
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                    SPON ADR      654902204  $ 2,811       100,000  SH           Sole             100,000
------------------------------------------------------------------------------------------------------------------------------------
NOVELLUS SYS INC              COM           670008101  $ 2,837       100,000  SH           Sole             100,000
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETE CORP DEL      COM           674599105  $ 6,077       105,000  SH           Sole             105,000
------------------------------------------------------------------------------------------------------------------------------------
                              DEPOSTRY
OIL SVC HOLDRS TR             RCPT          678002106  $33,950       194,300  SH           Sole             194,300
------------------------------------------------------------------------------------------------------------------------------------
OM GROUP INC                  COM           670872100  $ 3,175        60,000  SH           Sole              60,000
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC             NOTE 2/0      681919AK2  $20,877    20,000,000  SH           Sole          20,000,000
------------------------------------------------------------------------------------------------------------------------------------
PARKER DRILLING CO            COM           701081101  $ 2,635       250,000  SH           Sole             250,000
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASIL SA PETRO      SPON ADR      71654V101  $ 3,734        70,000  SH           Sole              70,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    COM           717081103  $ 4,347       170,000  SH           Sole             170,000
------------------------------------------------------------------------------------------------------------------------------------
PMC - SIERRA INC              COM           69344F106  $ 1,005       130,000  SH           Sole             130,000
------------------------------------------------------------------------------------------------------------------------------------
                              WNDRHLL
POWERSHARES ETF TRUST         CLN EN        73935X500  $ 3,748       180,000  SH           Sole             180,000
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL            COM           74153Q102  $24,780       661,500  SH           Sole             661,500
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC           FRNT 12/1     744320AG7  $25,606    25,000,000  SH           Sole          25,000,000
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER RESOURCES INC     COM           74837R104  $ 4,150        93,000  SH           Sole              93,000
------------------------------------------------------------------------------------------------------------------------------------
RADIOSHACK CORP               COM           750438103  $   961        29,000  SH           Sole              29,000
------------------------------------------------------------------------------------------------------------------------------------
RANGE RES CORP                COM           75281A109  $ 3,816       102,000  SH           Sole             102,000
------------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                   COM NEW       755111507  $14,227       264,000  SH           Sole             264,000
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP              COM           812350106  $   966         5,700  SH           Sole               5,700
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWESTERN ENERGY CO        COM           845467109  $ 4,161        93,500  SH           Sole              93,500
------------------------------------------------------------------------------------------------------------------------------------
STILLWATER MNG CO             COM           86074Q102  $   987        89,650  SH           Sole              89,650
------------------------------------------------------------------------------------------------------------------------------------
TEMPLE INLAND INC             COM           879868107  $   997        16,200  SH           Sole              16,200
------------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC                  COM           880770102  $ 3,024       172,000  SH           Sole             172,000
------------------------------------------------------------------------------------------------------------------------------------
                              DBCV
                              0.250%
TEVA PHARM FIN LLC            2/0           88163VAE9  $10,015    10,000,000  SH           Sole          10,000,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPONS ADR
TIM PARTICIPACOES S A         PFD           88706P106  $ 1,379        40,000  SH           Sole              40,000
------------------------------------------------------------------------------------------------------------------------------------
                              DBCV
                              2.375%
TIME WARNER TELECOM INC       4/0           887319AC5  $25,082    19,500,000  SH           Sole          19,500,000
------------------------------------------------------------------------------------------------------------------------------------
TURKCELL ILETISIM HIZ LERI    SPON ADR NEW  900111204  $   987        59,302  SH           Sole              59,302
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                COM           907818108  $ 2,303        20,000  SH           Sole              20,000
------------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                   COM           909214108  $ 1,124       123,000  SH           Sole             123,000
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW        NEW           91913Y100  $17,726       240,000  SH           Sole             240,000
------------------------------------------------------------------------------------------------------------------------------------
VIVO PARTICI SA               SPON ADR PFD  92855S101  $ 6,814       360,000  SH           Sole             360,000
------------------------------------------------------------------------------------------------------------------------------------
WENDYS INTL INC               COM           950590109  $   919        25,000  SH           Sole              25,000
------------------------------------------------------------------------------------------------------------------------------------